Employee Cost	12 Months Ended
Dec. 31, 2020
Disclosure Of Employee Cost [Abstract]
Employee Cost
23.	Employee Cost

Employee Cost for the years ended December 31, 2018, 2019 and 2020 was comprised of the following:

	2018		2019		2020
Wages and salaries	Ps.	541,186	Ps.	605,708	Ps.	664,619
Other remunerations		73,031		83,984		100,638
Social benefits		64,934		72,733		81,073
Severance payments		13,132		8,877		19,030
Labor union fees		17,673		18,420		19,217
Taxes on employee benefits		9,383		10,886		12,360
PTU		7,804		7,900		2,647
Retirement employee benefits		7,465		22,735		31,382
Others		39,022		45,825		39,515
	Ps.	773,630	Ps.	877,068	Ps.	970,481